SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 26 - SUBSEQUENT EVENTS

a.   Acquisition of Roseman Engineering Ltd.

Roseman, a private entity founded in 1978 under the law of the state of Israel, manages smart systems in the fields of refueling, charging stations and management system for vehicle fleets. On January 31, 2023, the company entered into a binding agreement for the purchase of the entire share capital (hereinafter "Purchased Shares") of Roseman Engineering Ltd. and Roseman Holdings Ltd. (hereinafter, together, "Roseman"). In consideration of the transaction, the transfer and conveyance of the Purchased Shares, the Company will pay to the Seller a gross amount of NIS 15,000 thousand minus the Loans Purchase Price (the “Purchase Price”), such that 88% of the Purchase Price shall be attributed to Roseman Engineering Ltd. and the remain 12% of the Purchase Price shall be attributed to Roseman Holdings Ltd. The agreement is a subject to certain closing conditions and as of the day of these financial statements, the merger is pending the approval of the Competition Authority in Israel (hereinafter "Governmental approval").

b. Submission of the shelf prospectus at the Israel Securities Authority

In January 2023, the company filed with the Israel Securities Authority a shelf prospectus (the “Shelf Prospectus”). The Shelf Prospectus allows the Company to raise from time to time funds through the offering and sale of various securities including debt and equity, in Israel, at the discretion of the Company.

Any offering of these securities will be made pursuant to filing a supplemental shelf offering report which will describe the terms of the securities being offered and the specific terms of the offering. The Company has not yet made any decision as to the offering of any securities, nor as to the scope, terms or timing of any such offering, and there is no certainty that such an offering will be made. Any such offering would comply with the registration requirements of the Securities Act, and any applicable U.S. state securities laws, or, alternatively, utilize an applicable exemption from either such registration, as the case may be.